Leases and Other Commitments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Future minimum sublease payments due	$ 78.0
Rent expense for operating leases	81.1	$ 86.9	$ 102.6
Sublease rental income	14.8	$ 14.3	$ 6.7
Secondarily liable leases	33.5
Television Broadcasting [Member]
Operating Leased Assets [Line Items]
Long-term programming purchase commitment	$ 21.7